Notes Payable – Related Parties (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Notes Payable – Related Parties [Line Items]
Schedule of Notes Payables
	January 31, 2025	October 31, 2024
Notes payable – related parties, current portion	$420,000	$420,000
Notes payable – related parties, non-current portion	182,877	182,877
Total notes payable – related parties	$602,877	$602,877

	October 31, 2024	October 31, 2023
Notes payable – shareholders current portion	$370,000	$17,103
Notes payable – shareholders non-current portion	182,877	410,000
Total related party loans payable	$552,877	$427,103

Related Parties [Member]
Notes Payable – Related Parties [Line Items]
Schedule of Aggregate Maturity on Notes Payable

The aggregate maturity on the notes payable — related parties as of January 31, 2025, are as follows:

2025	$420,000
2026	72,877
2027	110,000
602,877
Less current portion	(420,000)
Notes payable – related parties, non-current portion	$182,877